DeltaShares® S&P EM 100 & Managed Risk ETF

SCHEDULE OF INVESTMENTS

At September 30, 2021

(unaudited)

	Shares	Value
COMMON STOCKS - 66.5%
Brazil - 3.4%
Ambev SA, ADR	44,685	$ 123,331
Banco Bradesco SA, ADR	49,155	188,264
Itau Unibanco Holding SA, ADR (A)	49,128	258,904
Petroleo Brasileiro SA, ADR	42,149	427,903
StoneCo Ltd., A Shares (B)	2,350	81,592
Vale SA, ADR	40,717	568,002

		1,647,996

China - 25.7%
Agricultural Bank of China Ltd., H Shares	312,000	107,411
Alibaba Group Holding Ltd., ADR (B)	10,128	1,499,450
ANTA Sports Products Ltd.	12,000	226,292
Baidu, Inc., ADR (B)	2,764	424,965
Bank of China Ltd., H Shares	780,000	276,544
Bank of Communications Co. Ltd., H Shares	217,000	128,784
BeiGene Ltd., ADR (A) (B)	526	190,938
Bilibili, Inc., ADR (A) (B)	2,203	145,773
BYD Co. Ltd., H Shares	7,500	234,115
China Construction Bank Corp., H Shares	1,046,000	749,768
China Life Insurance Co. Ltd., H Shares	75,000	123,127
China Merchants Bank Co. Ltd., H Shares	38,000	302,891
China Petroleum & Chemical Corp., H Shares	258,000	127,929
Country Garden Services Holdings Co. Ltd.	18,000	142,203
Great Wall Motor Co. Ltd., H Shares	31,500	116,132
Industrial & Commercial Bank of China Ltd., H Shares	669,000	372,113
JD.com, Inc., ADR (B)	9,098	657,240
LI Ning Co. Ltd.	22,000	254,771
Meituan, Class B (B) (C)	40,900	1,295,619
NetEase, Inc., ADR	3,673	313,674
NIO, Inc., ADR (B)	13,805	491,872
Pinduoduo, Inc., ADR (B)	4,447	403,210
Ping An Insurance Group Co. of China Ltd., H Shares	60,500	413,843
Shenzhou International Group Holdings Ltd.	8,100	172,516
Smoore International Holdings Ltd. (C)	17,000	79,271
Sunny Optical Technology Group Co. Ltd.	7,200	189,419
Tencent Holdings Ltd.	25,600	1,517,325
Trip.Com Group Ltd., ADR (B)	4,681	143,941
Wuxi Biologics Cayman, Inc. (B) (C)	33,000	536,248
Xiaomi Corp., Class B (B) (C)	167,800	460,204
Yum China Holdings, Inc.	4,267	247,955
ZTO Express Cayman, Inc., ADR	4,281	131,255

		12,476,798

Hong Kong - 1.1%
China Mengniu Dairy Co. Ltd. (B)	28,000	180,381
China Resources Land Ltd.	28,000	118,156
Geely Automobile Holdings Ltd.	51,000	146,423
Sino Biopharmaceutical Ltd.	101,500	84,228

		529,188

Hungary - 0.3%
OTP Bank Nyrt (B)	2,243	131,708

India - 5.0%
ICICI Bank Ltd., ADR	25,995	490,526

	Shares	Value
COMMON STOCKS (continued)
India (continued)
Infosys Ltd., ADR	37,414	$ 832,461
Reliance Industries Ltd., GDR (C)	16,389	1,116,091

		2,439,078

Indonesia - 1.2%
Bank Central Asia Tbk PT	112,500	275,109
Bank Rakyat Indonesia Persero Tbk PT	661,500	177,941
Telkom Indonesia Persero Tbk PT	482,100	124,293

		577,343

Kuwait - 0.8%
Kuwait Finance House KSCP	49,637	135,284
National Bank of Kuwait SAKP	72,921	230,417

		365,701

Malaysia - 0.6%
Malayan Banking Bhd.	68,800	132,292
Public Bank Bhd.	153,500	149,228

		281,520

Mexico - 1.7%
America Movil SAB de CV, Series L	235,485	209,299
Fomento Economico Mexicano SAB de CV	18,624	162,475
Grupo Financiero Banorte SAB de CV, Class O	24,848	160,340
Grupo Mexico SAB de CV, Series B	31,570	126,606
Wal-Mart de Mexico SAB de CV	51,338	175,246

		833,966

Qatar - 0.5%
Qatar National Bank QPSC	44,947	236,401

Republic of Korea - 11.7%
Celltrion, Inc. (B)	1,021	223,775
Hyundai Mobis Co. Ltd.	673	143,808
Hyundai Motor Co.	1,451	245,101
Kakao Corp.	3,156	314,534
KB Financial Group, Inc.	3,963	185,096
Kia Corp.	2,712	185,992
LG Chem Ltd.	480	314,595
LG Corp.	1,212	95,199
LG Electronics, Inc.	1,095	117,916
LG Household & Health Care Ltd.	86	97,113
NAVER Corp.	1,499	491,226
NCSoft Corp.	162	82,505
POSCO	769	214,333
Samsung Biologics Co. Ltd. (B) (C)	168	124,014
Samsung C&T Corp.	909	94,816
Samsung Electronics Co. Ltd.	26,435	1,654,420
Samsung SDI Co. Ltd.	558	338,382
Shinhan Financial Group Co. Ltd.	5,237	178,695
SK Hynix, Inc.	5,462	475,157
SK Innovation Co. Ltd. (B)	525	117,504

		5,694,181

Republic of South Africa - 1.6%
FirstRand Ltd.	56,870	243,847
MTN Group Ltd. (B)	17,384	163,337
Naspers Ltd., N Shares	2,208	365,813

		772,997

Russian Federation - 5.1%
Gazprom PJSC, ADR	61,202	611,163
Lukoil PJSC, ADR	3,653	350,030
MMC Norilsk Nickel PJSC, ADR	6,096	182,453

Transamerica ETF Trust	Page 1

DeltaShares® S&P EM 100 & Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2021

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Russian Federation (continued)
Novatek PJSC, GDR	985	$ 260,138
Rosneft Oil Co. PJSC, GDR	22,564	190,666
Sberbank of Russia PJSC, ADR	27,357	514,859
Tatneft PJSC, ADR	2,651	116,167
Yandex NV, Class A (A) (B)	3,256	259,471

		2,484,947

Saudi Arabia - 3.1%
Al Rajhi Bank	12,419	405,943
Saudi Arabian Oil Co. (C)	20,276	194,613
Saudi Basic Industries Corp.	9,124	309,915
Saudi National Bank	22,245	364,157
Saudi Telecom Co.	6,083	205,972

		1,480,600

Taiwan - 4.1%
ASE Technology Holding Co. Ltd., ADR	17,330	136,040
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	14,185	1,583,755
United Microelectronics Corp., ADR (A)	23,427	267,771

		1,987,566

Thailand - 0.2%
PTT PCL, NVDR	86,900	100,166

United Arab Emirates - 0.4%
First Abu Dhabi Bank PJSC	44,192	213,913

Total Common Stocks (Cost $25,105,973)		32,254,069

PREFERRED STOCKS - 1.1%
Republic of Korea - 1.1%
Hyundai Motor Co., 0.00% (D)	617	49,975
LG Chem Ltd., 2.72% (D)	78	24,737
Samsung Electronics Co. Ltd., 0.00% (D)	8,343	490,433

Total Preferred Stocks (Cost $486,048)		565,145

	Principal	Value
U.S. GOVERNMENT OBLIGATION - 31.6%
U.S. Treasury - 31.6%
U.S. Treasury Note 0.88%, 09/30/2026	$ 15,415,000	15,320,460

Total U.S. Government Obligation (Cost $15,320,463)		15,320,460

	Shares	Value
SHORT-TERM INVESTMENT COMPANY - 0.4%
Money Market Fund - 0.4%
State Street Institutional Treasury Money Market Fund, 0.01% (D)	189,027	189,027

Total Short-Term Investment Company (Cost $189,027)		189,027

	Shares	Value
OTHER INVESTMENT COMPANY - 0.6%
Securities Lending Collateral - 0.6%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.03% (D)	282,206	$ 282,206

Total Other Investment Company (Cost $282,206)		282,206

Total Investments (Cost $41,383,717)		48,610,907
Net Other Assets (Liabilities) - (0.2)%		(91,593)

Net Assets - 100.0%		$ 48,519,314

Transamerica ETF Trust	Page 2

DeltaShares® S&P EM 100 & Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2021

(unaudited)

FUTURES CONTRACTS:

Long Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
MSCI Emerging Markets Index	6	12/17/2021	$382,705	$373,680	$—	$(9,025)

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
U.S. Government Obligation	31.5%	$15,320,460
Banks	13.1	6,366,588
Internet & Direct Marketing Retail	8.7	4,221,332
Oil, Gas & Consumable Fuels	7.4	3,612,370
Interactive Media & Services	6.2	3,007,521
Technology Hardware, Storage & Peripherals	5.4	2,605,057
Semiconductors & Semiconductor Equipment	5.1	2,462,723
Automobiles	3.0	1,469,610
Metals & Mining	2.2	1,091,394
IT Services	1.9	914,053
Life Sciences Tools & Services	1.3	660,262
Textiles, Apparel & Luxury Goods	1.3	653,579
Chemicals	1.3	649,247
Entertainment	1.1	541,952
Insurance	1.1	536,970
Electronic Equipment, Instruments & Components	1.1	527,801
Biotechnology	0.8	414,713
Hotels, Restaurants & Leisure	0.8	391,896
Wireless Telecommunication Services	0.8	372,636
Diversified Telecommunication Services	0.7	330,265
Beverages	0.6	285,806
Real Estate Management & Development	0.5	260,359
Diversified Financial Services	0.5	243,847
Industrial Conglomerates	0.4	190,015
Money Market Funds	0.4	189,027
Food Products	0.4	180,381
Food & Staples Retailing	0.4	175,246
Auto Components	0.3	143,808
Air Freight & Logistics	0.3	131,255
Household Durables	0.2	117,916
Personal Products	0.2	97,113
Pharmaceuticals	0.2	84,228
Tobacco	0.2	79,271

Investments	99.4	48,328,701
Short-Term Investments	0.6	282,206

Total Investments	100.0%	$48,610,907

Transamerica ETF Trust	Page 3

DeltaShares® S&P EM 100 & Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2021

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$13,853,160	$18,400,909	$—	$32,254,069
Preferred Stocks	—	565,145	—	565,145
U.S. Government Obligation	—	15,320,460	—	15,320,460
Short-Term Investment Company	189,027	—	—	189,027
Other Investment Company	282,206	—	—	282,206

Total Investments	$14,324,393	$34,286,514	$—	$48,610,907

LIABILITIES
Other Financial Instruments
Futures Contracts (F)	$(9,025)	$—	$—	$(9,025)

Total Other Financial Instruments	$(9,025)	$—	$—	$(9,025)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $670,088, collateralized by cash collateral of $282,206 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $403,605. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Non-income producing securities.
(C)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2021, the total value of 144A securities is $3,806,060, representing 7.8% of the Fund’s net assets.
(D)	Rates disclosed reflect the yields at September 30, 2021.
(E)	There were no transfers in or out of Level 3 during the period ended September 30, 2021. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.
(F)	Derivative instruments are valued at unrealized appreciation (depreciation).

PORTFOLIO ABBREVIATIONS:

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depository Receipt

Transamerica ETF Trust	Page 4

DeltaShares® S&P EM 100 & Managed Risk ETF

NOTES TO SCHEDULE OF INVESTMENTS

At September 30, 2021

(unaudited)

INVESTMENT VALUATION

DeltaShares® S&P EM 100 & Managed Risk ETF (the “Fund”) is a series of the Transamerica ETF Trust.

All investments in securities are recorded at their estimated fair value. The Fund values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Fund’s own assumptions used in determining the fair value of investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at September 30, 2021, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.

Transamerica ETF Trust	Page 5

DeltaShares® S&P EM 100 & Managed Risk ETF

NOTES TO SCHEDULE OF INVESTMENTS (continued)

At September 30, 2021

(unaudited)

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Fund using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

Transamerica ETF Trust	Page 6